Significant accounting policies	6 Months Ended
Jun. 30, 2020
Significant accounting policies
Significant accounting policies

4.            Significant accounting policies

The accounting policies applied in this unaudited condensed consolidated interim financial information are the same as those applied in the last annual financial statements. A number of amendments to standards are effective from January 1, 2020 but they do not have a material effect on the Group’s financial statements:

•	Amendments to References to Conceptual Framework in IFRS Standards;
•	Definition of a Business (Amendments to IFRS 3);
•	Definition of Material (Amendments to IAS 1 and IAS 8);
•	Interest Rate Benchmarking Reform (Amendments to IFRS 9, IAS 39 and IFRS 7).

A number of new standards and of amendments to standards are effective for annual periods beginning after January 1, 2020 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these condensed consolidated interim financial information.